UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:        September 30, 2008

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Partners, L.P.
Address:          222 Berkeley St., 18th Floor
                  Boston, MA 02116

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Robin Devereux
                -----------------------------------------------
Title:          Power of Attorney for Martin J. Mannion, Member
                -----------------------------------------------
Phone:          (617) 824-1000
                ----------------------------

Signature, Place and Date of Signing:

  /s/  Robin Devereux                  Boston, MA                    10/23/08
---------------------------            ------------------        ---------------
(Signature)                            (City, State)             (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers                      0
                                                       -------------

Form 13F Information Table Entry Total                 4
                                                       -------------

Form 13F Information Table Value Total                 $83,655,074
                                                       -------------



List of Other Included Managers:                       None

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5                 COLUMN 6      COLUMN 7            COLUMN 8
   --------        --------    --------    --------      --------                 --------      --------            --------
                     TITLE                                 SHRS/                                                     VOTING
                      OF                                   PRN      SH/   PUT/    INVESTMENT                        AUTHORITY
NAME OF ISSUER       CLASS      CUSIP       VALUE          AMNT     PRN   CALL    DISCRETION  OTHER MANAGERS   SOLE   SHARED  NONE
--------------       -----      -----       -----          ----     ---   ----    ----------  --------------   ----   ------  ----

Aetna, Inc.          Common     00817Y108       90,275        2,500 SH              SOLE          N/A           2,500

Coventry Health
 Care, Inc.          Common     222862104       32,550        1,000 SH              SOLE          N/A           1,000

Global Cash
 Access Holdings,
 Inc.                Common     378967103   83,482,299   16,498,478 SH              SOLE          N/A      16,498,478

Tenet Healthcare
 Corp.               Common     88033G100       49,950        9,000 SH              SOLE          N/A           9,000

